CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net loss	¥ (1,177,120)	$ (184,717)	¥ (1,012,346)	¥ (1,504,039)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(52,841)	(8,292)	(143,876)	25,517
Total comprehensive loss attributable to Zhangmen Education Inc.	(1,229,961)	(193,009)	(1,156,222)	(1,478,522)
Deemed dividend (see Note 8)			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Total comprehensive loss attributable to ordinary shareholders of Zhangmen Education Inc.	¥ (3,447,450)	$ (540,981)	¥ (2,095,873)	¥ (1,986,652)